Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Income tax recognized in profit or loss

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Continuing operations
Current tax	€(2,020)	€(1,069)	€(1,372)
Deferred tax	(404)	(157)	1,537
Income taxes	€(2,423)	€(1,226)	€165

Tax Liabilities

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Current tax payable	€1,782	€1,248	€2,037
Total tax liabilities	€1,782	€1,248	€2,037

Tax reconciled to the accounting result

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)

Income/loss (-) before tax	€(122,999)	€(309,775)	€148,525
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	(30,750)	(77,444)	43,934
Tax expenses/income (-) in statement of operations (effective)	2,423	1,226	(165)
Difference in tax expense/income to explain	€33,173	€78,670	€(44,097)

Effect of tax rates in other jurisdictions	€(582)	€184	€960
Effect of non-taxable revenues	(9,413)	(10,196)	(13,079)
Effect of share based payment expenses without tax impact	17,682	19,990	10,318
Effect of expenses/income (-) not subject to tax	(907)	(639)	53,394
Effect of non tax-deductible expenses	3,812	1,053	724
Effect of recognition of previously non-recognized deferred tax assets	(1,411)	(475)	(2,286)
Effect of tax losses (utilized) reversed	(404)	(150)	(136)
Effect of under or over provision in prior periods	(840)	(25)	30
Effect of non-recognition of deferred tax assets	25,613	69,141	47,413
Effect of derecognition of previously recognized deferred tax assets	135	157	—
Effect of use of investment deduction	(512)	(370)	—
Effect of use of IID	—	—	(141,435)
Total explanations	€33,173	€78,670	€(44,097)